Quarterly Holdings Report
for
Fidelity® California Municipal Income Fund
May 31, 2023
CFL-NPRT1-0723
1.802197.119
Municipal Bonds - 97.1%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 95.8%
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,118
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,900	2,817
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.) Series 1997 A, 6% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	485	494
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	3,000	2,908
Series 2021 A, 2%, tender 4/1/28 (b)	17,000	15,548
Series B, 2.85%, tender 4/1/25 (b)	6,740	6,636
Series H, 2.125%, tender 4/1/25 (b)	4,000	3,881
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/23	2,050	2,061
5% 10/1/24	2,000	2,048
5% 10/1/25	2,250	2,352
5% 10/1/26	2,250	2,404
5% 10/1/27	3,000	3,276
5% 10/1/28	3,000	3,350
5% 10/1/29	1,750	1,996
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	424
5% 6/1/28	420	451
5% 6/1/29	500	544
5% 6/1/30	300	330
5% 6/1/31	300	330
5% 6/1/32	250	274
5% 6/1/33	250	274
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,775
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,290
Series 2017 C:
5% 4/1/30	650	714
5% 4/1/31	890	978
5% 4/1/33	1,245	1,361
Series 2018 A:
5% 10/1/34	760	820
5% 10/1/36	840	892
5% 10/1/38	620	653
5% 10/1/42	4,000	4,167
5% 10/1/46	6,235	6,445
Series 2021 A:
5% 4/1/29	400	444
5% 4/1/30	425	477
5% 4/1/31	460	522
California Gen. Oblig.:
Series 2002, 5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2004:
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	90	90
5.75% 5/1/30	90	90
Series 2020, 4% 11/1/39	4,955	5,069
Series 2021, 2.5% 12/1/49	1,350	912
Series 2022, 4% 9/1/42	10,000	10,065
California Health Facilities Fing. Auth. Rev.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	1,820
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	3,676
5% 11/15/36	5,000	5,371
5% 11/15/37	3,000	3,210
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	8,190	7,856
Series 2019 B, 5%, tender 10/1/27 (b)	7,700	8,116
Series 2016 A, 3% 10/1/41	500	391
Series 2017 A:
4% 11/1/38	5,475	5,495
5% 11/15/32	1,400	1,509
Series 2018 A, 5% 11/15/27	500	544
Series 2020 A:
4% 4/1/35	2,000	2,002
4% 4/1/49	14,510	13,409
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	6,617	6,388
Series 2021 1, 3.5% 11/20/35	6,007	5,577
Series 2023 A1, 4.375% 9/20/36	5,000	4,940
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	7,610	8,161
5% 8/1/49	11,000	11,744
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,000	6,044
Series 2020, 4% 7/1/50	7,125	6,595
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	2,954
5% 6/1/33	2,320	2,491
5% 6/1/34	5,290	5,684
5% 6/1/35	5,110	5,475
5% 6/1/36	5,830	6,218
5% 6/1/37	3,000	3,186
Series 2019 A, 2.65% 8/1/36	9,571	7,897
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (c)	11,850	12,137
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	310
5% 10/1/26	715	734
5% 10/1/28	2,130	2,212
5% 10/1/32	1,000	1,037
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,067
4% 5/15/30	1,575	1,629
4% 5/15/31	2,150	2,216
4% 5/15/32	1,000	1,026
5% 5/15/33	895	965
5% 5/15/34	1,000	1,078
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	248
5% 8/15/29	245	266
5% 8/15/30	225	245
5% 8/15/33	750	812
5% 8/15/36	1,435	1,536
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	549
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,074
5% 6/1/28	1,000	1,074
5% 6/1/30	1,555	1,660
5% 6/1/32	1,000	1,063
5% 6/1/33	1,000	1,063
5% 6/1/35	1,000	1,054
5% 6/1/43	3,750	3,859
Series 2016 A, 5% 11/1/36 (c)	1,000	1,006
Series 2017 A:
5% 7/1/29	575	602
5% 7/1/31	1,000	1,045
5% 7/1/32	1,400	1,459
5% 7/1/33	1,000	1,042
5% 7/1/34	1,395	1,452
5% 7/1/35	1,500	1,556
5% 7/1/36	1,500	1,547
5% 7/1/37	1,250	1,282
Series 2017 B:
5% 7/1/28	1,250	1,306
5% 7/1/29	1,300	1,360
5% 7/1/30	750	784
5% 7/1/31	800	835
5% 7/1/32	1,385	1,444
Series 2017:
5% 10/1/27	500	518
5% 10/1/36	1,250	1,281
5% 10/1/37	500	510
5% 10/1/39	1,750	1,779
Series 2018:
5% 10/1/31	200	209
5% 10/1/32	225	235
5% 10/1/33	225	234
5% 10/1/34	225	233
5% 10/1/35	225	232
5% 10/1/36	250	257
5% 10/1/37	550	562
5% 10/1/38	345	352
Series 2019 A:
5% 4/1/30	3,000	3,301
5% 4/1/31	2,000	2,191
5% 4/1/32	3,000	3,277
5% 4/1/35	1,780	1,917
5% 4/1/36	1,125	1,201
5% 4/1/37	1,475	1,561
5% 4/1/40	2,500	2,619
5% 4/1/41	3,865	4,040
Series 2019:
5% 7/1/34	825	919
5% 7/1/39	1,000	1,078
5% 7/1/49	2,100	2,209
Series 2021 A, 4% 2/1/51	7,500	6,501
Series 2021:
4% 10/1/33	250	243
4% 10/1/34	420	406
4% 10/1/37	160	148
4% 10/1/46	960	816
4% 10/1/51	1,150	948
Series 2022, 5.25% 6/1/53	7,500	7,979
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2020, 3.95%, tender 6/1/23 (b)(d)	7,000	7,000
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,073
5% 11/15/49	2,500	2,144
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 4% 5/15/46 (Build America Mutual Assurance Insured)	2,000	1,846
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	4,345
5% 5/15/27	4,635	4,842
5% 5/15/34	10,000	10,515
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,420
5% 5/15/35	1,955	2,044
5% 5/15/36	1,500	1,559
5% 5/15/43	1,500	1,528
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Republic Svcs., Inc. Proj.) Series 2010 A, 3.875% 8/1/23 (b)(c)(d)	19,200	19,191
Bonds:
(Republic Svcs., Inc. Proj.):
Series 2017 A1, 3.7%, tender 7/17/23 (b)(c)(d)	7,000	6,997
Series 2017 A2, 3.7%, tender 7/17/23 (b)(c)(d)	7,000	6,997
(Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (b)(d)	7,500	7,478
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/26	415	415
4% 10/15/27	400	401
4% 10/15/28	360	361
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2016 D, 4% 4/1/33	1,660	1,696
Series 2020 D, 2.25% 11/1/39	2,440	1,829
Series 2022 C:
4% 8/1/37	16,845	17,126
5% 8/1/35	5,010	5,751
5% 8/1/36	5,260	5,987
California State Univ. Rev.:
Bonds Series 2016 B1, 1.6%, tender 11/1/26 (b)	5,000	4,647
Series 2021 A, 3% 11/1/52	4,500	3,402
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,286
5% 5/15/35	4,725	4,843
5% 5/15/40	2,250	2,284
Series 2017, 5% 5/15/47	1,000	1,010
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.25% 1/1/43	2,760	2,572
5% 1/1/33	1,625	1,701
5% 1/1/38	6,240	6,412
5% 1/1/43	9,300	9,475
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	261
5% 7/1/28	660	716
5% 7/1/29	695	755
5% 7/1/30	730	794
5% 7/1/31	765	832
5% 7/1/32	805	875
5% 7/1/33	845	918
5% 7/1/34	885	960
5% 7/1/35	925	999
5% 7/1/36	500	537
5% 7/1/37	650	694
5% 7/1/38	500	533
5% 7/1/43	1,250	1,320
5% 7/1/48	9,000	9,422
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (c)	375	368
5% 6/1/39 (c)	475	458
5% 6/1/51 (c)	8,225	7,531
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,000
Series 2015:
5% 2/1/35	1,975	1,284
5% 2/1/45	4,440	2,886
Series 2016:
5% 10/1/26	1,125	1,163
5% 10/1/27	2,360	2,444
5% 10/1/28	1,230	1,277
5% 10/1/29	675	701
5% 10/1/30	1,100	1,142
5% 10/1/33	1,850	1,918
Series 2017 A, 5% 11/1/32 (c)	1,135	1,156
Series 2017, 5% 11/1/48	795	517
Series 2018 A, 5% 3/1/42	7,500	7,671
Series 2020 A, 3% 4/1/50	11,185	7,713
Series 2021 A:
3% 4/1/46	9,810	7,024
4% 4/1/38	2,625	2,490
4% 4/1/39	2,250	2,115
4% 4/1/40	2,500	2,327
4% 4/1/41	1,885	1,742
4% 4/1/46	2,500	2,255
Carlsbad Unified School District Series 2017 A:
4% 5/1/31	1,500	1,562
4% 5/1/32	1,150	1,193
4% 5/1/33	1,375	1,421
4% 5/1/34	1,375	1,416
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25 (Pre-Refunded to 9/1/23 @ 100)	645	648
5% 9/1/35 (Pre-Refunded to 9/1/23 @ 100)	585	587
Davis Joint Unified School District Series 2020, 3% 8/1/41 (Build America Mutual Assurance Insured)	4,695	3,925
Desert Cmnty. College District Series 2020, 2% 8/1/37	625	467
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	284
5% 7/1/30	250	289
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,233
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	348
El Rancho Unified School District Series 2019 B, 3% 8/1/46 (Assured Guaranty Muni. Corp. Insured)	1,000	779
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,532
Series 2015:
5% 9/1/27	1,940	2,029
5% 9/1/28	4,125	4,320
5% 9/1/29	4,325	4,535
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,189
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,834
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,692
Series 2016:
5% 9/1/27	1,875	1,941
5% 9/1/28	1,500	1,555
5% 9/1/29	2,000	2,073
5% 9/1/30	1,720	1,778
5% 9/1/31	2,500	2,581
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) Series 1995, 6.5% 12/1/24 (AMBAC Insured)	1,210	1,244
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,581
0% 10/1/25 (AMBAC Insured)	1,665	1,525
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,921
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,336
Fontana Unified School District Gen. Oblig. Series 2020, 2.375% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	5,500	3,888
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,805
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (Assured Guaranty Muni. Corp. Insured)	9,000	6,299
Foster City Gen. Oblig. Series 2020, 3% 8/1/45	6,500	5,240
Fresno Arpt. Rev. Series 2023 A:
4.125% 7/1/43 (Build America Mutual Assurance Insured) (d)	1,000	944
4.25% 7/1/44 (Build America Mutual Assurance Insured) (d)	1,000	951
5% 7/1/35 (Build America Mutual Assurance Insured) (d)	2,060	2,288
5% 7/1/36 (Build America Mutual Assurance Insured) (d)	2,160	2,375
5% 7/1/37 (Build America Mutual Assurance Insured) (d)	1,000	1,089
5% 7/1/38 (Build America Mutual Assurance Insured) (d)	1,385	1,501
5% 7/1/39 (Build America Mutual Assurance Insured) (d)	2,500	2,698
5% 7/1/40 (Build America Mutual Assurance Insured) (d)	2,625	2,820
5% 7/1/41 (Build America Mutual Assurance Insured) (d)	2,760	2,954
Fresno Unified School District Series 2020 B:
5% 8/1/34	100	114
5% 8/1/35	175	198
5% 8/1/36	235	262
5% 8/1/37	150	166
5% 8/1/38	300	328
5% 8/1/39	350	381
5% 8/1/40	400	434
5% 8/1/41	435	471
5% 8/1/42	500	541
5% 8/1/46	2,500	2,689
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/32	520	545
4% 2/1/33	250	261
4% 2/1/34	430	448
4% 2/1/36	600	611
4% 2/1/41	2,530	2,477
4% 2/1/46	2,055	1,936
4% 2/1/51	2,500	2,303
Gilroy Pub. Facilities Fing. Auth. Series 2021 A, 3% 8/1/46	1,285	1,018
Glendale Wtr. Rev. Series 2020, 2% 2/1/31	1,240	1,095
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2005 A, 0% 6/1/27 (Escrowed to Maturity)	6,790	6,032
Grossmont-Cuyamaca Cmnty. College District Series 2021 C, 4% 8/1/46	4,250	4,139
Hesperia Calif Cmnty. Redev. Agcy. Series 2018 A, 3.375% 9/1/37 (Assured Guaranty Muni. Corp. Insured)	1,475	1,343
Huntington Beach Union High Series 2021, 2.125% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	1,260	886
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012:
5% 9/2/23	1,000	1,003
5% 9/2/25	500	502
Series 2013:
5% 9/2/24	825	828
5% 9/2/26	800	804
Series 2019:
4% 9/2/38	1,000	970
4% 9/2/39	1,000	962
5% 9/2/44	2,545	2,651
Series 2021:
4% 9/2/35 (Build America Mutual Assurance Insured)	400	409
4% 9/2/36 (Build America Mutual Assurance Insured)	250	253
4% 9/2/37 (Build America Mutual Assurance Insured)	250	251
4% 9/2/38 (Build America Mutual Assurance Insured)	350	350
4% 9/2/39 (Build America Mutual Assurance Insured)	500	497
4% 9/2/40 (Build America Mutual Assurance Insured)	1,025	1,012
4% 9/2/46 (Build America Mutual Assurance Insured)	1,350	1,290
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,771
5% 8/15/28	1,960	1,966
5% 8/15/29	4,225	4,238
5% 8/15/30	4,555	4,569
Lammersville Schools Fin. Auth. Series 2019, 3% 10/1/49	3,000	2,285
Local Pub. Schools Fdg Auth. School Series 2020 A, 3% 8/1/46	2,235	1,721
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	2,995	2,555
0% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	8,285	6,359
Long Beach Hbr. Rev.:
Series 2017 A:
5% 5/15/26 (d)	1,110	1,155
5% 5/15/27 (d)	2,000	2,115
5% 5/15/29 (d)	1,350	1,428
5% 5/15/30 (d)	1,300	1,377
5% 5/15/31 (d)	2,400	2,542
5% 5/15/32 (d)	1,760	1,863
5% 5/15/33 (d)	1,350	1,429
5% 5/15/34 (d)	1,650	1,745
5% 5/15/35 (d)	2,500	2,632
5% 5/15/36 (d)	3,000	3,146
5% 5/15/37 (d)	2,755	2,856
Series 2019 A, 5% 5/15/44	10,000	10,747
Long Beach Unified School District:
Series 2009:
5.25% 8/1/33	410	413
5.75% 8/1/33	170	170
Series 2019 F, 3% 8/1/47	7,750	6,007
Los Angeles Cmnty. College District Series 2017 J, 4% 8/1/33	2,500	2,610
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G:
5% 12/1/41	6,875	7,649
5% 12/1/42	2,500	2,772
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (d)	795	805
5% 5/15/25 (d)	2,250	2,307
5% 5/15/26 (d)	1,715	1,759
5% 5/15/27 (d)	1,250	1,282
5% 5/15/28 (d)	1,260	1,293
5% 5/15/29 (d)	1,575	1,616
5% 5/15/30 (d)	1,400	1,434
Series 2015 D:
5% 5/15/26 (d)	1,100	1,128
5% 5/15/28 (d)	1,950	2,002
5% 5/15/29 (d)	2,550	2,618
5% 5/15/30 (d)	2,000	2,049
5% 5/15/31 (d)	2,540	2,600
5% 5/15/41 (d)	3,240	3,266
Series 2016 B:
5% 5/15/26 (d)	1,600	1,664
5% 5/15/27 (d)	1,000	1,036
5% 5/15/36 (d)	3,600	3,707
5% 5/15/41 (d)	3,750	3,824
Series 2017 B, 5% 5/15/25 (d)	1,750	1,794
Series 2018 B, 5% 5/15/31 (d)	7,350	7,834
Series 2018 D, 5% 5/15/48 (d)	2,000	2,063
Series 2018, 5% 5/15/43 (d)	10,000	10,390
Series 2019 A, 5% 5/15/49 (d)	4,950	5,101
Series 2019 D, 5% 5/15/49 (d)	5,625	5,757
Series 2021 D:
5% 5/15/35 (d)	4,735	5,178
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (d)	265	297
Series A:
5% 5/15/30 (d)	700	734
5% 5/15/51 (d)	12,270	12,741
Series B, 5% 5/15/48	6,200	6,724
Series F:
4% 5/15/49 (d)	5,000	4,605
5% 5/15/30 (d)	2,480	2,672
5% 5/15/34 (d)	950	1,022
5% 5/15/44 (d)	13,685	14,194
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A, 5% 7/1/50	1,255	1,356
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A:
5% 5/1/24 (Escrowed to Maturity)	325	330
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	540	548
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	508
Series 2014 B:
5% 5/1/24 (Escrowed to Maturity)	200	203
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	225	228
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	508
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	400	406
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	400	406
Series 2016 B, 5% 11/1/36	1,500	1,590
Los Angeles Unified School District Series 2020 C, 3% 7/1/35	4,025	3,702
Manhattan Beach Unified School District Series 2020 B, 4% 9/1/45	3,500	3,470
Mendocino Calif Unified School District Series 2022 B, 3% 8/1/51	3,000	2,255
Mendocino-Lake Cmnty. Clge District Series 2022 A, 3% 8/1/41	1,050	874
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	198
5% 4/1/28	3,350	3,532
Miracosta Cmnty. Clg District Series 2016 B, 2% 8/1/40	1,050	745
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,591
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	325	325
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210	209
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,623
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	1,775
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,728
5% 6/1/31	500	527
5% 6/1/32	500	527
5% 6/1/33	1,800	1,895
5% 6/1/34	1,345	1,417
5% 6/1/35	1,895	1,990
5% 6/1/36	2,000	2,091
5% 6/1/41	6,155	6,371
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,295
Mount Diablo Unified School District Series 2022 B:
4% 8/1/35	4,000	4,251
4% 8/1/36	3,650	3,816
4% 6/1/37	1,625	1,677
Mount San Antonio Cmnty. College Series 2021 C, 2% 8/1/39	3,670	2,669
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	4,691
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	5,000	3,547
Series 2015:
4% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	330	333
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	680	702
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,500	1,552
5% 9/1/26 (Pre-Refunded to 3/1/25 @ 100)	500	516
5% 9/1/27 (Pre-Refunded to 3/1/25 @ 100)	455	470
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,536
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,250	10,292
Northern California Transmission Agcy. Rev. Series 2016 A:
5% 5/1/36	2,390	2,519
5% 5/1/38	2,265	2,379
5% 5/1/39	1,500	1,573
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	5,755	3,982
Novato Unified School District Series 2020 C, 2% 8/1/39	4,645	3,357
Oakland Gen. Oblig. Series 2015 A:
5% 1/15/30	1,665	1,740
5% 1/15/31	1,520	1,588
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/30	1,250	1,302
5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	1,570	1,637
Series 2016 A, 3% 8/1/41	1,255	1,019
Oceanside Unified School District Series 2009:
0% 8/1/31	4,875	3,634
0% 8/1/31 (Escrowed to Maturity)	125	99
Ontario Int'l. Arpt. Auth.:
Series 2021 A, 5% 5/15/46 (Assured Guaranty Muni. Corp. Insured)	4,315	4,675
Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (d)	1,120	1,126
4% 5/15/36 (Assured Guaranty Muni. Corp. Insured) (d)	775	774
4% 5/15/37 (Assured Guaranty Muni. Corp. Insured) (d)	1,700	1,663
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (d)	800	776
4% 5/15/39 (Assured Guaranty Muni. Corp. Insured) (d)	555	536
4% 5/15/40 (Assured Guaranty Muni. Corp. Insured) (d)	685	653
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	5,826
5% 2/1/36	6,630	7,012
Oxnard Union High School District Gen. Oblig. Series B, 5% 8/1/45	5,000	5,332
Palm Springs Unified School District Series 2016 A:
1.5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	2,360	1,880
1.5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	2,725	2,136
1.75% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	3,000	2,344
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	1,275	1,344
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,523
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	13,217
Series 2017, 5% 11/1/42	3,000	3,020
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,322
Panama-Buena Vista Union School District Series 2019 D, 2.625% 8/1/37	1,510	1,259
Perris Union High School District Series 2021 C, 3% 9/1/45	2,000	1,585
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,371
Pomona Unified School District Series 2016 D:
2.375% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	8,510	5,849
2.5% 8/1/48 (Assured Guaranty Muni. Corp. Insured)	10,000	6,796
Port of Oakland Rev.:
Series 2017 D:
5% 11/1/25 (d)	5,135	5,264
5% 11/1/26 (d)	2,285	2,373
5% 11/1/27 (d)	4,000	4,210
5% 11/1/28 (d)	4,925	5,201
5% 11/1/29 (d)	4,200	4,439
Series 2021 H:
5% 5/1/24 (d)	1,375	1,389
5% 5/1/28 (d)	2,125	2,251
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,561
5% 6/15/28	2,190	2,289
5% 12/15/28	2,200	2,301
5% 12/15/29	4,825	5,045
5% 12/15/30	3,500	3,970
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	13,070	9,506
Series 2011, 0% 8/1/46	10,150	3,450
Series B:
0% 8/1/33	4,955	3,457
0% 8/1/35	9,000	5,750
0% 8/1/37	6,325	3,602
0% 8/1/38	3,200	1,727
0% 8/1/41	5,130	2,361
Poway Unified School District Pub. Fing.:
Series 2013, 5% 9/15/26 (Pre-Refunded to 9/15/23 @ 100)	930	934
Series 2015 A:
5% 9/1/30	1,495	1,533
5% 9/1/31	1,260	1,292
5% 9/1/32	1,795	1,840
5% 9/1/33	2,740	2,808
5% 9/1/34	1,225	1,255
5% 9/1/35	1,580	1,615
5% 9/1/36	3,395	3,461
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,350	1,381
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	1,700	1,741
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	1,700	1,743
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	1,850	1,898
Richmond Wastewtr. Rev. Series 2019 A:
5% 8/1/39	390	424
5% 8/1/44	2,135	2,290
Riverside County Trans. Commission Toll Rev. Series 2021 B1, 4% 6/1/46	6,400	5,863
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,147
Riverside Swr. Rev. Series 2015 A, 5% 8/1/26	1,710	1,784
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,110
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,237
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,815
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,640
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,608
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,667
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,289
Sacramento City Unified School District:
Series 2007, 0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,450	1,206
Series 2021 G:
4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	2,250	2,208
4% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	4,000	3,860
Series 2022 A:
5% 8/1/41	1,870	2,039
5.5% 8/1/47	2,500	2,771
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	829
5% 7/1/36	2,000	2,091
Series 2018 C:
5% 7/1/31 (d)	2,110	2,239
5% 7/1/32 (d)	1,590	1,686
5% 7/1/34 (d)	4,000	4,231
5% 7/1/35 (d)	5,000	5,257
5% 7/1/36 (d)	7,500	7,841
Series 2018 E:
5% 7/1/33	1,315	1,434
5% 7/1/34	1,000	1,087
5% 7/1/35	1,270	1,373
Sacramento Muni. Util. District Elec. Rev. Series 2016 D, 5% 8/15/28	2,500	2,785
Sacramento TOT Rev. Series A:
5% 6/1/34	700	757
5% 6/1/35	2,065	2,219
5% 6/1/36	2,215	2,364
5% 6/1/37	2,405	2,549
5% 6/1/38	1,240	1,308
5% 6/1/43	7,165	7,470
San Bernardino County Ctfs. of Prtn. (Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	3,665	3,787
San Bernardino Unified School District Gen. Oblig.:
Series 2012 F, 3% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	5,000	3,994
Series 2013 A, 5% 8/1/24 (Escrowed to Maturity)	1,250	1,253
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	1,090	1,001
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,660	1,795
5% 7/1/31	2,000	2,162
5% 7/1/33	1,735	1,871
5% 7/1/34	1,380	1,486
5% 7/1/35	1,500	1,607
5% 7/1/36	1,980	2,110
5% 7/1/38	2,000	2,111
5% 7/1/42	5,000	5,207
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (d)	1,000	1,011
5% 7/1/25 (d)	515	526
5% 7/1/27 (d)	500	524
5% 7/1/28 (d)	1,000	1,046
5% 7/1/29 (d)	1,725	1,809
5% 7/1/30 (d)	2,915	3,059
5% 7/1/31 (d)	1,250	1,312
5% 7/1/32 (d)	1,300	1,364
5% 7/1/33 (d)	1,330	1,394
5% 7/1/34 (d)	1,000	1,046
5% 7/1/36 (d)	1,500	1,555
5% 7/1/37 (d)	750	774
5% 7/1/47 (d)	5,250	5,339
Series A, 5% 7/1/26 (d)	690	714
Series 2017A, 5% 7/1/42	5,810	6,069
Series 2019 B:
5% 7/1/28 (d)	820	868
5% 7/1/49 (d)	5,050	5,159
Series 2020 B:
5% 7/1/29	2,720	3,067
5% 7/1/30	2,550	2,927
Series 2020 C, 5% 7/1/23 (d)	585	585
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
Series 2015 A, 5% 10/15/44	4,005	4,143
Series 2016:
5% 10/15/29	2,000	2,095
5% 10/15/30	1,000	1,045
5% 10/15/31	650	678
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,833
Series 2008 C, 0% 7/1/37	1,300	758
Series 2008 E, 0% 7/1/47 (e)	8,700	6,330
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,079
4% 7/1/39	2,075	2,092
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (d)	1,865	1,868
Series 2016 A:
5% 5/1/28	2,280	2,417
5% 5/1/29	1,225	1,301
5% 5/1/30	330	351
5% 5/1/32	1,000	1,063
Series 2016 B:
5% 5/1/41 (d)	9,695	9,884
5% 5/1/46 (d)	23,000	23,299
Series 2017 A, 5% 5/1/42 (d)	3,205	3,281
Series 2017 D, 5% 5/1/25 (d)	2,250	2,300
Series 2018 D, 5% 5/1/43 (d)	1,000	1,028
Series 2019 A:
5% 5/1/36 (d)	10,000	10,596
5% 5/1/37 (d)	5,595	5,892
5% 1/1/47 (d)	6,005	6,179
5% 5/1/49 (d)	12,645	13,003
Series 2019 B, 5% 5/1/49	5,000	5,280
Series 2019 E, 5% 5/1/50 (d)	7,000	7,192
Series 2022 A:
5% 5/1/26 (d)	5,000	5,190
5% 5/1/52 (d)	14,500	15,031
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,001
5% 8/1/24	750	752
San Jacinto Unified School District Series 2014:
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	875	891
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	1,055	1,074
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	1,250	1,273
5% 8/1/29 (Assured Guaranty Muni. Corp. Insured)	3,150	3,207
5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	4,070	4,142
5% 8/1/31 (Assured Guaranty Muni. Corp. Insured)	650	661
San Joaquin Area Flood Cont. Agcy. Series 2022, 3.375% 10/1/50	2,000	1,627
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,597
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (d)	2,480	2,586
5% 3/1/29 (d)	735	768
5% 3/1/31 (d)	1,100	1,150
5% 3/1/32 (d)	850	890
5% 3/1/33 (d)	1,095	1,146
5% 3/1/34 (d)	1,250	1,306
5% 3/1/35 (d)	3,475	3,619
5% 3/1/36 (d)	2,250	2,333
5% 3/1/37 (d)	2,250	2,323
5% 3/1/41 (d)	10,235	10,477
Series 2017 B:
5% 3/1/29	200	216
5% 3/1/30	250	269
5% 3/1/32	235	253
5% 3/1/33	250	269
5% 3/1/34	500	538
5% 3/1/37	3,000	3,172
Series 2021 A:
4% 3/1/34 (d)	2,000	2,011
5% 3/1/24 (d)	1,000	1,007
5% 3/1/25 (d)	500	509
5% 3/1/26 (d)	1,550	1,597
5% 3/1/27 (d)	750	782
5% 3/1/28 (d)	1,270	1,341
5% 3/1/29 (d)	1,000	1,070
5% 3/1/30 (d)	1,275	1,378
5% 3/1/31 (d)	1,600	1,747
5% 3/1/32 (d)	2,000	2,186
5% 3/1/33 (d)	1,500	1,638
San Juan Unified School District Series 2020, 2.25% 8/1/39	2,000	1,519
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/29	675	703
5% 10/1/30	2,000	2,082
5% 10/1/31	2,310	2,401
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,352
0% 8/1/37	1,900	1,086
0% 8/1/47	9,000	3,082
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,115
5% 9/1/37	1,000	1,108
5% 9/1/38	760	840
5% 9/1/39	1,000	1,102
5% 9/1/40	1,100	1,205
San Mateo County Joint Powers Fing. Auth. Series 2021 A1, 2.5% 6/15/55	10,550	6,787
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	8,577
San Mateo Unified School District:
(Election of 2000 Proj.) Series B:
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,384
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,351
Series 2020 A, 2.25% 9/1/42	3,000	2,162
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	825	840
5% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	860	877
5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	1,770	1,807
5% 6/15/28 (Assured Guaranty Muni. Corp. Insured)	1,865	1,905
5% 6/15/29 (Assured Guaranty Muni. Corp. Insured)	1,780	1,820
5% 6/15/30 (Assured Guaranty Muni. Corp. Insured)	1,150	1,177
5% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	1,024
Sanger Unified School District:
Series 1999, 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2018 C, 3% 8/1/48	2,785	2,138
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,129
5% 4/1/32	1,365	1,540
5% 4/1/34	1,000	1,122
5% 4/1/36	2,135	2,364
5% 4/1/37	1,000	1,100
5% 4/1/38	845	927
Santa Clara County Fing. Auth. Lease Rev.:
Series 2019 A, 3% 5/1/41	2,000	1,667
Series 2021 A, 3% 5/1/39	1,250	1,068
Santa Clarita Cmnty. College District Series 2019, 3% 8/1/49	2,000	1,538
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	797
5% 7/1/36	2,380	2,569
5% 7/1/37	1,780	1,907
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,328
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	446
4% 7/1/37	475	483
4% 7/1/38	450	455
4% 7/1/39	550	553
5% 7/1/30	250	273
5% 7/1/31	350	382
5% 7/1/32	255	278
5% 7/1/33	250	272
5% 7/1/34	315	344
5% 7/1/35	400	435
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	6,800	6,324
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	900
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,840
South Bayside Waste Mgmt. Auth.:
Series 2019 A:
5% 9/1/42 (Assured Guaranty Muni. Corp. Insured)	1,255	1,345
5% 9/1/42 (Pre-Refunded to 9/1/29 @ 100)(Escrowed to Maturity)	45	50
Series 2019 B:
5% 9/1/24 (d)	425	432
5% 9/1/24 (Escrowed to Maturity) (d)	15	15
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,113
5% 4/1/36	3,000	3,148
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/26	1,975	1,981
5% 8/15/27	700	702
5% 8/15/28	1,000	1,003
South San Francisco Pub. Fing. Auth. (Cmnty. Civic Campus And Multiple Cap. Projs.) Series 2021 A, 4% 6/1/46	5,000	4,923
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	10,000	9,398
Southwestern Cmnty. College District Gen. Oblig.:
Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,180
Series 2004, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,116
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,009
5% 10/1/35	1,000	1,095
5% 10/1/36	1,585	1,723
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	300	306
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	750	763
5% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	265	270
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	510	519
Series 2012:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,060	1,061
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,110	1,111
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,065	1,066
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	600	601
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	2,440	2,481
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	3,500	3,603
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000	3,139
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	4,380	4,609
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	3,500	3,692
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,000	2,113
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,015
5% 6/1/26	1,185	1,244
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (Assured Guaranty Muni. Corp. Insured)	820	840
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	800	836
5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	965	1,011
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	1,500	1,574
Turlock Irrigation District Rev. Series 2020, 5% 1/1/41	4,000	4,358
Univ. of California Revs.:
Series 2017 M, 3% 5/15/37	800	726
Series 2021 Q, 3% 5/15/51	22,435	17,102
Series 2023 BM:
5% 5/15/37	2,000	2,333
5% 5/15/38	2,290	2,648
5% 5/15/39	2,000	2,296
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	952
4% 1/1/36	1,000	945
5% 1/1/30	1,335	1,402
5% 1/1/31	1,350	1,418
5% 1/1/32	1,400	1,470
5% 1/1/33	2,835	2,974
5% 1/1/34	2,230	2,340
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	932
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,319
Vernon Elec. Sys. Rev. Series 2022 A:
5% 8/1/36	1,490	1,578
5% 8/1/38	825	856
5% 8/1/39	850	880
5% 8/1/41	420	433
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,262
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,900	2,198
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	958
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,035
5.5% 8/1/40	5,000	5,114
Washington Township Health Care District Rev.:
Series 2017 B:
5% 7/1/30	2,500	2,579
5% 7/1/32	1,350	1,384
5% 7/1/33	1,000	1,025
Series 2019 A:
5% 7/1/29	1,120	1,177
5% 7/1/30	1,000	1,047
5% 7/1/31	875	914
5% 7/1/32	890	927
5% 7/1/36	750	760
Series A:
4% 7/1/33	260	260
4% 7/1/35	300	292
5% 7/1/30	300	322
5% 7/1/31	325	347
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	1,675	1,146
Series 2014 A:
5% 8/1/23	365	366
5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	2,550	2,600
5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	1,150	1,173
5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	1,000	1,020
5% 8/1/29 (Pre-Refunded to 8/1/24 @ 100)	1,675	1,708
TOTAL CALIFORNIA		1,779,251
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (d)	230	232
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (c)	5,110	5,059
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	4,980	2,919
5.625% 7/1/27	595	622
5.625% 7/1/29	1,815	1,922
5.75% 7/1/31	4,240	4,566
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	30	29
Series 2019 A2:
4.329% 7/1/40	7,580	7,022
4.536% 7/1/53	1,864	1,664
TOTAL PUERTO RICO		23,803
TOTAL MUNICIPAL BONDS (Cost $1,855,900)		1,803,286

Municipal Notes - 2.2%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 2.2%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 91 21, 4.65% 6/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(f)(g)	14,200	14,200
Series MIZ 91 22, 4.65% 6/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(f)(g)	6,940	6,940
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN Series 2022 MIZ 90 89, 4.65% 6/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(f)(g)	9,950	9,950
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2023 A3, 3.42% 6/7/23, LOC Barclays Bank PLC, CP (d)	10,000	9,999

TOTAL MUNICIPAL NOTES (Cost $41,090)		41,089

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,896,990)	1,844,375
NET OTHER ASSETS (LIABILITIES) - 0.7%	13,184
NET ASSETS - 100.0%	1,857,559

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,900,000 or 3.3% of net assets.

(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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